FAIR VALUE MEASUREMENTS - Additional Information (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,272,986,000	$ 1,214,894,000
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0